Borrowed Funds and Subordinated Debentures (Tables)	12 Months Ended
Dec. 31, 2014
Borrowed Funds and Subordinated Debentures [Abstract]
Schedule of Debt

	2014		2013		2012
(In thousands)	Amount	Rate	Amount	Rate	Amount	Rate
FHLB borrowings and repurchase agreements:
At December 31,	$110,000	2.31%	$92,000	2.58%	$60,000	3.94%
Year-to-date average	60,765	3.96	61,010	3.88	60,008	3.94
Maximum outstanding	140,000		95,000		61,000
Repurchase agreements:
At December 31,	$15,000	3.67%	$15,000	3.67%	$15,000	3.67%
Year-to-date average	15,000	3.67	15,000	3.67	15,000	3.67
Maximum outstanding	15,000		15,000		15,000
Subordinated debentures:
At December 31,	$15,465	1.82%	$15,465	1.80%	$15,465	1.89%
Year-to-date average	15,465	1.81	15,465	1.83	15,465	2.19
Maximum outstanding	15,465		15,465		15,465

Schedule of Maturities of Term Debt

(In thousands)	2015	2016	2017	2018	2019	Thereafter	Total
FHLB borrowings and repurchase agreements	$60,000	$20,000	$30,000	$-	$-	$-	$110,000
Other repurchase agreements	-	-	-	-	15,000	-	15,000
Subordinated debentures	-	-	-	-	-	15,465	15,465
Total borrowings	$60,000	$20,000	$30,000	$-	$15,000	$15,465	$140,465